Segment Reporting (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting [Line Items]
Operating Segment	1
Reportable Segment	1
Geographic Concentration Risk [Member] | HONG KONG | Revenue Benchmark [Member]
Segment Reporting [Line Items]
Revenue percentage	90.00%	90.00%	90.00%